RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Amounts due from and to related parties
The Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies.

(in thousands of $)	2025	2024
Amounts due from:
Frontline	3,816	4,252
Golden Ocean	—	237
Seatankers	736	521
Front Ocean	—	18
Northern Ocean	2,120	—
NorAm Drilling	175	109
Paratus	3	2
River Box	110	92
Other related parties	3	3
Allowance for expected credit losses*	(22)	(33)
Total amount due from related parties	6,941	5,201
Loans to related parties - associated companies, long-term
River Box	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000
Amounts due to:
Frontline	1,096	1,234
Seatankers	105	—
Front Ocean	97	—
Golden Ocean	—	56
Other related parties	5	6
Total amount due to related parties	1,303	1,296

*See Note 26: Allowance for Expected Credit Losses.

Summary of leasing revenues and repayments earned from related parties
A summary of revenues from Golden Ocean and Northern Ocean is as follows:

	Year ended December 31,
(in millions of $)	2025	2024	2023
Golden Ocean:
Operating lease income	10.7	54.6	54.6
Profit share	—	6.4	—
Northern Ocean:
Operating lease rental income	1.7	0.9	—
Interest income	0.1	—	—

Schedule of related party transactions

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Frontline:
Vessel Management Fees	2,059	2,199	2,296
Newbuilding Supervision Fees	—	933	1,514
Commissions and Brokerage	—	—	280
Administration Services Fees	22	12	11
Golden Ocean:
Vessel Management Fees	3,976	20,496	20,440
Commissions and Brokerage	34	186	123
Seatankers:
Administration Services Fees	765	166	304
Front Ocean:
Administration Services Fees	552	698	597
Office Facilities and other shared costs:
Seatankers	20	16	(10)
Front Ocean	487	298	310
Frontline	114	150	177
Golden Ocean	23	84	79
NorAm Drilling	(11)	(18)	(13)
Sloane Square Capital	—	1	—
Dividend income received from shares held in related parties:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
NorAm Drilling	539	645	1,246

Interest income on related party loans	Interest income earned on the loans to associated companies is as follows:

	Year ended December 31,
(in millions of $)	2025	2024	2023
River Box	4.6	4.6	4.6